Financial risk management - Undiscounted cash flow analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	€ 188	€ 252
Other current financial assets excluding derivatives	39	53
Current financial investments	1,121	97
Cash and cash equivalents	6,944	5,913
Derivative contracts receipts-Gross settled	7,810	9,660
Derivative contracts payments-Gross settled	(7,682)	(9,639)
Trade receivables	5,802	(5,019)
Long-term interest-bearing liabilities	(5,920)	(4,990)
Long-term lease liabilities	(750)	(841)
Short-term interest-bearing liabilities	(564)	(294)
Short-term lease liabilities	(232)	(276)
Other financial liabilities excluding derivatives	(434)	(646)
Derivative contracts receipts-Gross settled	6,926	11,725
Derivative contracts payments-Gross settled	(6,999)	(11,517)
Trade payables	(3,174)	(3,786)
Loan commitments given undrawn	(180)	(303)
Loan commitments obtained undrawn	1,482	1,971
Leases committed but not yet commenced	€ (182)	€ (160)
Contractual period of financial instruments	3 months	3 months
Financial instruments with call period less than three months	€ 325	€ 77
Call period of financial instruments	3 months	3 months
Due within 3 months | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other current financial assets excluding derivatives	€ 2	€ 21
Current financial investments	1,020	95
Cash and cash equivalents	6,618	5,835
Derivative contracts receipts-Gross settled	5,873	7,582
Derivative contracts payments-Gross settled	(5,813)	(7,548)
Trade receivables	4,674	(3,873)
Long-term interest-bearing liabilities	(39)	(43)
Short-term interest-bearing liabilities	(552)	(212)
Short-term lease liabilities	(65)	(81)
Other financial liabilities excluding derivatives	(420)	(638)
Derivative contracts receipts-Gross settled	4,870	9,003
Derivative contracts payments-Gross settled	(4,906)	(9,078)
Trade payables	(3,049)	(3,653)
Loan commitments given undrawn	(26)	(32)
Loan commitments obtained undrawn	(1)	499
Leases committed but not yet commenced	(1)
Due between 3 and 12 months | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets		3
Other current financial assets excluding derivatives	37	32
Current financial investments	101	2
Cash and cash equivalents	50	33
Derivative contracts receipts-Gross settled	1,299	1,993
Derivative contracts payments-Gross settled	(1,258)	(2,005)
Trade receivables	974	(1,088)
Long-term interest-bearing liabilities	(97)	(75)
Short-term interest-bearing liabilities	(12)	(82)
Short-term lease liabilities	(167)	(195)
Other financial liabilities excluding derivatives	(14)	(8)
Derivative contracts receipts-Gross settled	883	828
Derivative contracts payments-Gross settled	(882)	(808)
Trade payables	(122)	(111)
Loan commitments given undrawn	(26)	(77)
Loan commitments obtained undrawn	(3)	(4)
Leases committed but not yet commenced	(3)
Due between 1 and 3 years | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	66	115
Cash and cash equivalents	70	20
Derivative contracts receipts-Gross settled	599	85
Derivative contracts payments-Gross settled	(573)	(86)
Trade receivables	154	(58)
Long-term interest-bearing liabilities	(794)	(1,209)
Long-term lease liabilities	(338)	(375)
Derivative contracts receipts-Gross settled	525	616
Derivative contracts payments-Gross settled	(563)	(569)
Trade payables	(2)	(21)
Loan commitments given undrawn	(128)	(194)
Loan commitments obtained undrawn	(8)	(11)
Leases committed but not yet commenced	(43)	(11)
Due between 3 and 5 years | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	79	54
Cash and cash equivalents	156	25
Derivative contracts receipts-Gross settled	39
Derivative contracts payments-Gross settled	(38)
Long-term interest-bearing liabilities	(2,194)	(1,113)
Long-term lease liabilities	(220)	(251)
Derivative contracts receipts-Gross settled	45	86
Derivative contracts payments-Gross settled	(35)	(43)
Trade payables		(1)
Loan commitments obtained undrawn	1,494	(11)
Leases committed but not yet commenced	(29)	(23)
More than 5 years
Undiscounted cash flow analysis for financial liabilities and financial assets
Leases committed but not yet commenced	106
More than 5 years | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	43	80
Cash and cash equivalents	50
Long-term interest-bearing liabilities	(2,796)	(2,550)
Long-term lease liabilities	(192)	(215)
Derivative contracts receipts-Gross settled	603	1,192
Derivative contracts payments-Gross settled	(613)	(1,019)
Trade payables	(1)
Loan commitments obtained undrawn		1,498
Leases committed but not yet commenced	€ (106)	€ (126)